Equity (Details) - USD ($)					6 Months Ended	12 Months Ended
	Dec. 04, 2023	Jan. 18, 2023	Jan. 10, 2023	Aug. 15, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)					100,000,000	5,000,000	5,000,000
Voting rights					one	one
Ordinary shares, shares issued (in Shares)					10,149,386	698,123	601,830
Ordinary shares, value					$ 101,494	$ 6,981	$ 6,018
Additional ordinary shares (in Shares)	2,054,283		27,293	41,830
Other borrowings				$ 641,025
Subscription receivable	$ 2,053,593	$ 192,308	$ 812,573	$ 319,872		27,320
Amount received		$ 192,308
Shares issued (in Shares)	69,000			41,830
Increase in paid-in capital				$ 961,120		$ 240,000
Shares issued (in Shares)			27,293
Mr. Siu Wing Fung, Alfred [Member]
Equity [Line Items]
Remuneration amount							120,000
Ms. Fong, Hei [Member]
Equity [Line Items]
Remuneration amount							$ 120,000
Seazen Resources Investment Limited [Member]
Equity [Line Items]
Additional ordinary shares (in Shares)	69,000
Other borrowings				641
Subscription receivable			$ 812,300
Consulting service	10 years		10 years
Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)					5,000,000
Shares issued (in Shares)					9,451,263
NewGenIvf Limited [Member]
Equity [Line Items]
Consideration amount				$ 961,538